Expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Expenses
7.	Expenses

(a)	Costs of Sales

The following is the breakdown of cost of sales for years ended December 31, 2015, 2016 and 2017, respectively:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Cost of product sales	R$	873,068	R$	1,040,768	R$	1,126,781	US$	340,623
Shipping costs		129,903		140,415		152,295		46,038
Others		7,530		7,561		12,351		3,734

Total cost of sales	R$	1,010,501	R$	1,188,744	R$	1,291,427	US$	390,395

Cost of product sales include the non-recoverable ICMS taxes resulting from the tax incentives disclosed in note 5 granted by the States of Minas Gerais and Pernambuco. For the years ended December 31, 2015, 2016 and 2017, the total amounts of non-recoverable ICMS are as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
State of Pernambuco	R$	31,356	R$	30,507	R$	25,218	US$	7,623
State of Minas Gerais		16,287		52,463		81,113		24,520

Non-recoverable ICMS	R$	47,643	R$	82,970	R$	106,331	US$	32,143

The impact of tax incentives net of non-recoverable ICMS for the years ended December 31, 2015, 2016 and 2017 is R$117,052, R$133,701 and R$112,844 (US$34,113), respectively.

During the first semester of 2016 and the year 2017, the Company reviewed and changed ICMS tax positions taken on past transactions and recorded ICMS tax credits amounting to R$ 5,500 and R$10,118 (US$3,194), respectively, as a reduction of the cost of product sales.

(b)	Selling and Marketing Expenses

The following is the breakdown of selling and marketing expenses for years ended December 31, 2015, 2016 and 2017, respectively:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Salaries and employees’ benefits	R$	118,545	R$	133,819	R$	141,829	US$	42,875
Marketing expenses		176,743		181,030		213,305		64,482
Operating lease		13,621		20,299		20,741		6,270
Credit card fees		32,851		31,952		36,379		10,997
Information technology services		2,615		1,896		1,414		427
Amortization and depreciation		2,396		7,624		4,312		1,303
Consulting		—		—		994		300
Allowance for doubtful accounts		5,833		6,227		25,443		7,691
Sales commissions and royalties		13,239		12,982		16,979		5,133
Facilities expenses		10,619		12,117		12,556		3,795
Others		22,052		35,746		35,256		10,659

Total selling and marketing expenses	R$	398,514	R$	443,692	R$	509,208	US$	153,932

(c)	General and Administrative Expenses

The following is the breakdown of general and administrative expenses for years ended December 31, 2015, 2016 and 2017, respectively:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Salaries and employees’ benefits	R$	79,446	R$	85,416	R$	54,584	US$	16,501
Operating lease		7,921		8,679		8,837		2,671
Information technology services		32,926		35,381		35,856		10,839
Amortization and depreciation		18,019		23,578		27,508		8,316
Consulting		9,743		10,477		12,706		3,841
Facilities expenses		2,764		3,313		3,033		917
Others		6,409		7,720		10,612		3,208

Total general and administrative expenses	R$	157,228	R$	174,564	R$	153,136	US$	46,293

(d)	Financial Income (Expenses)

The following is the breakdown of financial income and expenses of the Company for years ended December 31, 2015, 2016 and 2017, respectively:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Interest income	R$	35,132	R$	19,675	R$	24,635	US$	7,447
Foreign exchange gain		16,508		2,090		1,901		575
Imputed interest on installment sales		—		5,705		2,255		682
Derivative financial instruments gain		8,934		—		764		231
Other		720		896		576		174

Total financial income	R$	61,294	R$	28,366	R$	30,131	US$	9,109

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Interest expense	R$	58,473	R$	67,018	R$	63,478	US$	19,189
Imputed interest on credit purchases		24,438		32,653		53,981		16,318
Bank charges		7,537		3,005		6,451		1,950
Derivative financial instruments loss		—		1,238		—		—
Foreign exchange loss		3,509		—		2,327		703
Debt issuance costs		1,213		2,532		4,665		1,410
Other		1,497		1,104		874		266

Total financial expense	R$	96,667	R$	107,550	R$	131,776	US$	39,836